Total
Lyrical U.S. Value Equity Fund
Risk/Return Summary: Lyrical U.S. Value Equity Fund
INVESTMENT OBJECTIVE
The Lyrical U.S. Value Equity Fund (the “U.S. Fund”) seeks to achieve long-term capital growth.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the U.S. Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the U.S. Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section “Sales Charges” on page 33 of this Prospectus. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations to this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Lyrical U.S. Value Equity Fund	Lyrical U.S. Value Equity Fund A Class		Lyrical U.S. Value Equity Fund C Class		Lyrical U.S. Value Equity Fund Investor Class	Lyrical U.S. Value Equity Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Contingent Deferred Sales Charge (Load)	1.00%	[1]	1.00%	[2]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none		none	none
Redemption Fee	none		none		none	none
Exchange Fee	none		none		none	none
[1]	A Class share purchases of $1,000,000 or more are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 18 months after purchase unless the dealer, at its discretion, has waived the CDSC.
[2]	C Class share purchases are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 12 months after purchase.

Annual Fund Operating Expenses - Lyrical U.S. Value Equity Fund		Lyrical U.S. Value Equity Fund A Class	Lyrical U.S. Value Equity Fund C Class	Lyrical U.S. Value Equity Fund Investor Class	Lyrical U.S. Value Equity Fund Institutional Class
Management Fees	[1]	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		0.64%	0.64%	0.64%	0.17%
Total Annual Fund Operating Expenses		1.74%	2.49%	1.74%	1.02%
Less Management Fee Reductions and/or Expense Reimbursements		(0.50%)	(0.50%)	(0.50%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	1.24%	1.99%	1.24%	0.99%
[1]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2024, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the U.S. Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, 1.24% of the average daily net assets of the Investor Class shares, 1.24% of the average daily net assets of the A Class shares, and 1.99% of the average daily net assets of the C Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the U.S. Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2024, this agreement may not be modified or terminated without the approval of the U.S. Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the U.S. Fund’s investment advisory agreement with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the U.S. Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the U.S. Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the U.S. Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Lyrical U.S. Value Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Lyrical U.S. Value Equity Fund Investor Class	126	499	897	2,010
Lyrical U.S. Value Equity Fund Institutional Class	101	322	560	1,245
Lyrical U.S. Value Equity Fund A Class	694	1,046	1,420	2,470
Lyrical U.S. Value Equity Fund C Class	302	728	1,281	2,788

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Lyrical U.S. Value Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Lyrical U.S. Value Equity Fund Investor Class	126	499	897	2,010
Lyrical U.S. Value Equity Fund Institutional Class	101	322	560	1,245
Lyrical U.S. Value Equity Fund A Class	694	1,046	1,420	2,470
Lyrical U.S. Value Equity Fund C Class	202	728	1,281	2,788

Portfolio Turnover

The U.S. Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Fund’s performance. During the most recent fiscal year, the U.S. Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The U.S. Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the U.S. Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States (“U.S.”) securities exchange. Lyrical Asset Management LP (the “Adviser”) defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S. (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the U.S. Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the Institutional Class shares of the U.S. Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the U.S. Fund’s website at www.lyricalvaluefunds.com.

Institutional Class Shares – Annual Total Return Years Ended December 31*

Quarterly Returns During This Time Period
Highest:	28.09%	(quarter ended June 30, 2020)
Lowest:	(38.86%)	(quarter ended March 31, 2020)

Average Annual Total Returns (for periods ended December 31, 2022)
Average Annual Total Returns - Lyrical U.S. Value Equity Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Lyrical U.S. Value Equity Fund Institutional Class	Return Before Taxes	(17.44%)	2.96%	9.77%	Feb. 04, 2013
Lyrical U.S. Value Equity Fund Institutional Class | Return After Taxes on Distributions		(18.44%)	2.11%	8.88%
Lyrical U.S. Value Equity Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		(9.54%)	2.21%	7.90%
Lyrical U.S. Value Equity Fund Investor Class	Return Before Taxes	(17.59%)	2.67%	5.87%	Feb. 04, 2013
S And P 500 Index Reflects No Deduction For Fees Expense Or Taxes [Member]		(18.11%)	9.42%	12.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary. Performance for the A Class shares and C Class shares will be included when those share classes have been operational for a full calendar year. A Class shares and C Class shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Lyrical International Value Equity Fund
Risk/Return Summary: Lyrical International Value Equity Fund
INVESTMENT OBJECTIVE
The Lyrical International Value Equity Fund (the “International Fund”) seeks to achieve long-term capital growth.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the International Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the section “Sales Charges” on page 33 of this Prospectus. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations to this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Lyrical International Value Equity Fund	Lyrical International Value Equity Fund A Class		Lyrical International Value Equity Fund C Class		Lyrical International Value Equity Fund Investor Class	Lyrical International Value Equity Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Contingent Deferred Sales Charge (Load)	1.00%	[1]	1.00%	[2]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none		none	none
Redemption Fee	none		none		none	none
Exchange Fee	none		none		none	none
[1]	A Class share purchases of $1,000,000 or more are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 18 months after purchase unless the dealer, at its discretion, has waived the CDSC.
[2]	C Class share purchases are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed during the first 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lyrical International Value Equity Fund		Lyrical International Value Equity Fund A Class	Lyrical International Value Equity Fund C Class	Lyrical International Value Equity Fund Investor Class	Lyrical International Value Equity Fund Institutional Class
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		11.80%	11.80%	11.80%	11.47%
Total Annual Fund Operating Expenses	[1]	12.90%	13.65%	12.90%	12.32%
Less Management Fee Reductions and/or Expense Reimbursements	[2]	(11.66%)	(11.66%)	(11.66%)	(11.33%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.24%	1.99%	1.24%	0.99%
[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.
[2]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2024, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, 1.24% of the average daily net assets of the Investor Class shares, 1.24% of the average daily net assets of the A Class shares, and 1.99% of the average daily net assets of the C Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the International Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2024, this agreement may not be modified or terminated without the approval of the International Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the International Fund’s investment advisory agreement with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the International Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Lyrical International Value Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Lyrical International Value Equity Fund Investor Class	126	2,596	4,691	8,641
Lyrical International Value Equity Fund Institutional Class	101	2,480	4,523	8,457
Lyrical International Value Equity Fund A Class	694	3,022	4,996	8,719
Lyrical International Value Equity Fund C Class	302	2,776	4,924	8,865

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Lyrical International Value Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Lyrical International Value Equity Fund Investor Class	126	2,596	4,691	8,641
Lyrical International Value Equity Fund Institutional Class	101	2,480	4,523	8,457
Lyrical International Value Equity Fund A Class	694	3,022	4,996	8,719
Lyrical International Value Equity Fund C Class	202	2,776	4,924	8,865

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The International Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e. projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the International Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on non-U.S. international developed market securities exchanges. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $2 and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $10 billion at the time of purchase. Developed markets are those classified as such by Morgan Stanley Capital International (“MSCI”).

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,500 companies traded in international developed markets (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the International Fund’s portfolio businesses believed to be sufficiently undervalued and of sufficient quality and durability to compensate for the investment risks.

The Adviser sets a target price for each stock in the portfolio that is updated periodically, and when a stock reaches or exceeds its target price, the Adviser’s strategy typically requires that the stock be sold. A stock position may also be sold when the Adviser believes other investment opportunities are more attractive or that the stock is unlikely to benefit from current business, market or economic conditions.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the Institutional Class shares of the International Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the International Fund’s website at www.lyricalvaluefunds.com.

Institutional Class Shares – Annual Total Return Years Ended December 31*
[1]	The International Fund’s year-to-date return through December 31, 2022 is (12.69%).

Quarterly Returns During This Time Period
Highest:	20.04%	(quarter ended December 31, 2022)
Lowest:	(14.30%)	(quarter ended June 30, 2022)

Average Annual Total Returns (for periods ended December 31, 2022)
Average Annual Total Returns - Lyrical International Value Equity Fund	Label	1 Year	Since Inception	Inception Date
Lyrical International Value Equity Fund Institutional Class	Return Before Taxes	(12.69%)	5.44%	Feb. 28, 2020
Lyrical International Value Equity Fund Institutional Class | Return After Taxes on Distributions		(13.16%)	4.66%
Lyrical International Value Equity Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		(6.88%)	4.23%
Lyrical International Value Equity Fund Investor Class	Return Before Taxes	(12.94%)	5.19%	Feb. 28, 2020
M S C I E A F E Index Reflects No Deduction For Fees Expense Or Taxes [Member]		(14.45%)	4.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of International Fund shares and the after-tax returns for the other class of International Fund shares will vary. Performance for the A Class shares and C Class shares will be included when those share classes have been operational for a full calendar year. A Class shares and C Class shares would have substantially similar annual returns to those classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

US VALUE ETF
Risk/Return Summary
Investment Objective
The U.S. Value ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Lyrical U.S. Value Index (the “Index”).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example, below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	US VALUE ETF US VALUE ETF
Management Fees	0.45%
Other Expenses	3.02%
Total Annual Fund Operating Expenses	3.47%
Less Management Fee Reductions and/or Expense Reimbursements	(2.98%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.49%
[1]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until July 30, 2024, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.49% of the average daily net assets of the Fund’s shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to July 30, 2024, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. This example does not include brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
US VALUE ETF | US VALUE ETF | USD ($)	50	787	1,546	3,548

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. During the most recent fiscal year the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Lyrical U.S. Value Index (the “Index”), developed by Lyrical Asset Management LP (the “Adviser”), seeks to create a passively managed proxy for deep value investing by using propriety investment screens to identify 200 stocks from a universe of potential investment candidates of the cheapest quintile (e.g., bottom one-fifth) of the top 1,000 US stocks by market capitalization, based on one year forward median analyst projected price to earnings ratio, per FactSet Research Systems Inc. (“FactSet”). Cheapest is defined as the lowest projected forward price-to-earnings ratio for the next twelve months (“NTM P/E”). The NTM P/E is determined using the greater of the non-GAAP or GAAP median consensus estimate of forward price-to-earnings ratio available as of each quarter-end. Each stock in the cheapest quintile is then equally weighted as compared to other stocks within the Index. As a result, it is anticipated that the Index will be comprised primarily of mid-capitalization US companies.

GKD Index Partners LLC d/b/a Alerian (the “Index Provider”), who is not affiliated with the Adviser or the Fund, compiles and calculates the Index. The Index and the Fund are each reconstituted and rebalanced on a quarterly basis. The Index was established on August 27, 2021. The capitalization range of the Index was $4.1 billion to $454.2 billion as of December 31, 2022. The components of the Index, and the degree to which these components represent certain industries, may change over time.

The Fund employs an indexing investment approach designed to track the performance of the Index. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding stock of each company in the Index in approximately the same proportion as its weighting in the Index.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in an industry or group of industries to approximately the same extent that the Index reflects a concentration in that industry or group of industries. The components of the Index and the percentages represented by various sectors in the Index may change over time, thus the Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time. The Index’s methodology does not focus on industries and instead screens individual companies. As a result, it is possible, but not likely, that the Index may, at times, be concentrated in one or more industries.

Principal Risks
Performance SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-833-825-8383 pr by visiting the Fund’s website at www.usvalueetf.com.

Quarterly Returns During This Period
Highest:	13.57%	(quarter ended December 31, 2022)
Lowest:	(12.97%)	(quarter ended June 30, 2022)

Average Annual Returns
(for periods ended December 31, 2022)
Average Annual Total Returns - US VALUE ETF	Label	1 Year	Since Inception	Inception Date
US VALUE ETF	Return Before Taxes	(1.63%)	3.58%	Sep. 02, 2021
US VALUE ETF | Return After Taxes on Distributions		(1.84%)	3.27%
US VALUE ETF | Return After Taxes on Distributions and Sale of Fund Shares		(0.81%)	2.71%
S P 500 Index [Member]		(18.11%)	(9.61%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND (formerly, Q3 All-Season Sector Rotation Fund)
INVESTMENT OBJECTIVE
The Q3 All-Season Systematic Opportunities Fund (formerly, Q3 All-Season Sector Rotation Fund) (the “Systematic Opportunities Fund”) seeks capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Systematic Opportunities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	4.46%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	5.69%	[1]
Less Management Fee Reductions and/or Expense Reimbursements	(3.52%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	2.17%	[1],[2]
[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Systematic Opportunities Fund’s Financial Highlights, which reflect the operating expenses of the Systematic Opportunities Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2024, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on

Example
This Example is intended to help you compare the cost of investing in the Systematic Opportunities Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Systematic Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Systematic Opportunities Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class | USD ($)	220	1,382	2,528	5,325

Portfolio Turnover

The Systematic Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Systematic Opportunities Fund’s performance. During the most recent fiscal year, the Systematic Opportunities Fund’s portfolio turnover rate was 517% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest primarily in shares of other investment companies, including exchange-traded funds (“ETFs”) and open-end mutual funds (collectively, “Portfolio Funds”) and in equity call options. The Fund invests using the Adviser’s tactical, systematic strategy that relies primarily on a proprietary model incorporating mean-reversion analysis. The Adviser defines “mean reversion” as the concept that the market price of a security will eventually return to a price within its recent historical trading range. For example, if the price of a given security were to drop quickly, the Adviser’s analysis may indicate this to be a buying opportunity for that security, based on the belief that the price for the security is likely to “revert” back to a higher price more consistent with the security’s recent historical trading range.

The Adviser has developed a proprietary algorithm to calculate the historical trading range for a given security and to monitor for instances when the security trades outside this range and therefore, taking into account prevailing market conditions and short term price movement analysis, a short term opportunity for gain may exist. The model generally defines historical trading range as the short-term (1-10 days) spread between a security’s highest and lowest trade price during that time period. The model is based on market research covering over 30 years of historical equity index data and seeks to take into account the prevailing equity market environment, distinguishing between an equity market environment that is “bullish” (i.e., equity markets are generally experiencing upward price trends, generally defined by the Adviser as when a market is trading above its 200-day moving average) or “bearish” (i.e., equity markets are generally experiencing negative price trends). The model also incorporates analysis of price movements within a shorter time frame (1-3 days) to determine if a security has moved below its recent historical range. After evaluating these quantitative parameters, the model produces daily signals (“buy” or “no buy”) for a particular security indicating whether or not, taking into account the prevailing market environment, a short term opportunity has been identified.

Trades are then exited when the model indicates that the trading price for a security has risen above (or gone below) the model’s predefined price thresholds.

The Fund will invest primarily in index-based Portfolio Funds that are representative of broad segments of the overall equity markets (generally the S&P 500 and the NASDAQ 100). The Adviser also may purchase call options on these indexes to seek to enhance the Fund’s return.

When the Adviser’s signals prompt the Fund to divest, in part or in whole, from equity Portfolio Funds, the Fund will invest in defensively-oriented investments, which the Adviser generally defines as money market Portfolio Funds and ultra-short term bond Portfolio Funds (“Defensive Investments”). The Adviser selects among Defensive Investment based on the Adviser’s assessment of their current yield. The Fund will invest in Defensive Investments, sometimes for extended periods of time, as the Adviser awaits “buy” signals in the equity markets. There are no restrictions on the maturity, duration or credit quality of the Fund’s Defensive Investments, and investments are expected to include those rated below investment grade (commonly referred to as “high yield” or “junk” bonds).

Because the Fund seeks to take advantage of shorter-term opportunities that are presented, the Fund generally takes positions in Portfolio Funds for periods of 1-14 days. The Fund’s portfolio is therefore expected to be traded frequently and will likely experience high portfolio turnover.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Systematic Opportunities Fund by showing changes in the Systematic Opportunities Fund’s performance from year to year and by showing how the Systematic Opportunities Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. How the Systematic Opportunities Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Systematic Opportunities Fund will perform in the future. The Systematic Opportunities Fund changed its investment objective and principal investment strategies on March 30, 2023. Prior to March 30, 2023 the Fund was known as the Q3 All-Season Sector Rotation Fund and the performance prior to March 30, 2023 reflects the Systematic Opportunities Fund’s prior investment objective and principal investment strategies. The performance of the Systematic Opportunities Fund may have differed if the Systematic Opportunities Fund had instead pursued its current investment objective and principal investment strategies. Updated performance information, current through the most recent month end, will be available by calling 1-855-784-2399 or by visiting http://www.q3allseasonfunds.com/funds/.

Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
[1]	The Systematic Opportunities Fund’s year-to-date return through December 31, 2022 was (11.01%).

Quarterly Returns During This Time Period
Highest	10.89%	(quarter ended December 31, 2020)
Lowest	(16.60%)	(quarter ended March 31, 2020)

Average Annual Total Returns - Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND		Label	1 Year	Since Inception	Inception Date
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class		Return Before Taxes	(11.01%)	(0.75%)	Dec. 30, 2019
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class | Return After Taxes on Distributions			(11.01%)	(1.47%)
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares			(6.52%)	(0.79%)
Dow Jones Moderate Portfolio Index [Member]			(14.97%)	1.48%
Morningstar Moderate Target Risk Index [Member]	[1]		(15.48%)	3.09%
[1]	Prior to April 21, 2022, the Morningstar Moderate Target Risk Index was used as the Systematic Opportunities Fund’s primary benchmark and the Morningstar Moderately Aggressive Target Risk Index was used as the Systematic Opportunities Fund’s secondary benchmark. The Dow Jones Moderate Portfolio Index is a capitalization weighted index of the 1,000 largest domestic stocks and, like the S&P 500, widely followed and understood by investors. The Dow Jones Moderate Portfolio Index measures a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk. The Adviser believes the Dow Jones Moderate Portfolio Index is a more appropriate benchmark for the Systematic Opportunities Fund and, therefore, effective April 21, 2022, the Dow Jones Moderate Portfolio Index has replaced the Morningstar Moderate Target Risk Index as the Fund’s primary index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Q3 ALL-SEASON TACTICAL FUND
Q3 ALL-SEASON TACTICAL FUND
INVESTMENT OBJECTIVE
The Q3 All-Season Tactical Fund (the “Tactical Fund”) seeks a positive rate of return over a calendar year regardless of market conditions.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Tactical Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Q3 ALL-SEASON TACTICAL FUND - USD ($)	Q3 ALL-SEASON TACTICAL FUND Institutional Class	Q3 ALL-SEASON TACTICAL FUND C Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Q3 ALL-SEASON TACTICAL FUND		Q3 ALL-SEASON TACTICAL FUND Institutional Class	Q3 ALL-SEASON TACTICAL FUND C Class
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	1.00%
Other Expenses		0.36%	0.65%
Acquired Fund Fees and Expenses		0.28%	0.28%
Total Annual Fund Operating Expenses	[1]	1.64%	2.93%
Less Management Fee Reductions and/or Expense Reimbursements	[2]	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1],[2]	1.59%	2.99%
[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Tactical Fund’s Financial Highlights, which reflect the operating expenses of the Tactical Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2024, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Tactical Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Tactical Fund’s business;) to an amount not exceeding 2.94% of the C Class shares’, and 1.94% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Tactical Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2024, this agreement may not be modified or terminated without the approval of the Tactical Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Tactical Fund if the Tactical Fund’s investment advisory agreement (the “Tactical Fund’s Advisory Agreement”) with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Tactical Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Q3 ALL-SEASON TACTICAL FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Q3 ALL-SEASON TACTICAL FUND Institutional Class	167	517	892	1,944
Q3 ALL-SEASON TACTICAL FUND C Class	296	907	1,543	3,252

Portfolio Turnover

The Tactical Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tactical Fund’s performance. During the most recent fiscal year, the Tactical Fund’s portfolio turnover rate was 3,770% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Tactical Fund will invest in shares of other investment companies and similar products that operate as broad-based index exchange-traded funds (“ETFs”), open-end mutual funds, closed-end funds, and real estate investment trusts (collectively, “Portfolio Funds”). The Tactical Fund will purchase Portfolio Funds when that Portfolio Fund’s underlying index (“Segment”) is anticipated to show strength, and divest when market weakness in that Segment is anticipated. Portfolio Funds will generally consist of equity index funds.

In evaluating a Segment’s relative strength, the Tactical Fund will measure the performance of that Segment’s securities against the performance of all other securities in the Tactical Fund’s investing universe, which will typically encompass all U.S. equity and fixed-income securities, but, depending on market conditions, may also encompass international equity and fixed-income securities. In addition, the Adviser may, from time to time, invest in Portfolio Funds that invest in real estate investment trusts (“REITs”). Further, the Adviser may invest in inverse ETFs linked to treasury bonds during a rising or anticipated rising interest rate environment in order to attempt to take advantage of falling prices in the bond markets. Generally, such trades are expected to be short term in nature, but the Tactical Fund may hold such positions for longer than one day when the Adviser anticipates prolonged weakness in the bond markets. To the extent that rebalancing of inverse ETFs held by the Tactical Fund does not occur on a daily basis, the effects of compounding returns may cause an inverse ETF’s investment results for such periods to substantially vary from 1X of the inverse of the underlying index’s return.

The Tactical Fund will rotate assets into, and out of, positions on a periodic basis, and the Tactical Fund’s portfolio may therefore be traded frequently.

During certain market conditions, notably those which the Tactical Fund deems to be relatively unattractive for equities (based on its quantitative indicators such as simple moving averages, trend indicators, and volatility measures), the Tactical Fund may take positions in Portfolio Funds that focus on fixed-income securities as an alternative to equities in an attempt to preserve capital. This may, at times, result in the Tactical Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Tactical Fund may indirectly invest in equity securities of all capitalization ranges and in fixed-income securities of all credit qualities.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Tactical Fund by showing changes in the Tactical Fund’s performance from year to year and by showing how the Tactical Fund’s average annual total returns for the one year and since inception periods compare with those of a broad-based securities market index. How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-784-2399 or by visiting www.q3allseasonfunds.com.

Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
[1]	The Tactical Fund’s year-to-date return through December 31, 2022 was (37.71)%.

Quarterly Returns During This Time Period
Highest	13.27%	(quarter ended December 31, 2020)
Lowest	(15.95%)	(quarter ended March 31, 2022)

Average Annual Total Returns - Q3 ALL-SEASON TACTICAL FUND		Label	1 Year	Since Inception	Inception Date
Q3 ALL-SEASON TACTICAL FUND Institutional Class		Return Before Taxes	(37.71%)	(2.77%)	Dec. 30, 2019
Q3 ALL-SEASON TACTICAL FUND Institutional Class | Return After Taxes on Distributions			(37.71%)	(4.63%)
Q3 ALL-SEASON TACTICAL FUND Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares			(22.32%)	(2.52%)
Q3 ALL-SEASON TACTICAL FUND C Class		Return Before Taxes	(38.42%)	(16.52%)	Dec. 30, 2019
Dow Jones Moderate Portfolio Index [Member]			(14.77%)	1.98%
Morningstar Moderately Aggressive Target Risk Index [Member]	[1]		(15.48%)	3.09%
[1]	Prior to April 21, 2022, the Morningstar Moderate Target Risk Index was used as the Tactical Fund’s primary benchmark and the Morningstar Moderately Aggressive Target Risk Index was used as the Tactical Fund’s secondary benchmark. The Dow Jones Moderate Portfolio Index is a capitalization weighted index of the 1,000 largest domestic stocks and, like the S&P 500, widely followed and understood by investors. The Dow Jones Moderate Portfolio Index measures a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk. The Adviser believes the Dow Jones Moderate Portfolio Index is a more appropriate benchmark for the Tactical Fund and, therefore, the Dow Jones Moderate Portfolio Index will replace the Morningstar Moderate Target Risk Index in future Prospectuses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the C Class shares will vary.